SIGNIFICANT ACCOUNTING POLICIES - Disclosure for reconciliation of lease liabilities on adoption of IFRS 16 - (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Undiscounted Lease Liability	$ 1,550	$ 0
Adoption of IFRS 16 [Member]
Significant Accounting Policies [Line Items]
Operating lease obligations as at December 31, 2018		2,840
Non-lease components		(942)
Foreign exchange differences		(18)
Other		(1)
Undiscounted Lease Liability		1,879
Effect from discounting at Incremental Borrowing Rate		(457)
Lease obligation as at January 1, 2019		$ 1,422